Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Capital Structure
The capital structure as at March 31, 2021 and 2020 was as follows:

	As at March 31,
	2021	2020	% Change
Total equity attributable to the equity shareholders of the Company	$684,092	$587,110	17%
As percentage of total capital	98%	95%
Long-term debt (1)	16,800	33,600	(49)%
Total debt	$16,800	$33,600	(49)%
As percentage of total capital	2%	5%

Total capital (debt and equity)	$700,892	$620,710	13%

Note:

(1)	Before netting off debt issuance cost of $52 and $178 as at March 31, 2021 and March 31, 2020, respectively.